Derivatives - Cash Flow Hedge Balances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reported in Equity	[1]	€ (49)	€ 36	€ 44
thereof relates to terminated programs		0	0	0
Gains (losses) posted to equity for the year ended		(42)	(242)	436
Gains (losses) removed from equity for the year ended		(44)	234	398
thereof relates to terminated programs		0	0	0
Changes of hedged item's value used for hedge effectiveness		(40)	(212)	434
Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness recorded within P&L		€ (8)	€ 13	€ 101

[1]	[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.